Statements of Net Assets Available for Benefits - EBP 004 [Member] - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Investments, at fair value
Employee benefit plan, investment, fair value, total		$ 859,315,926	$ 794,598,084
Receivables
Employer contributions		0	656,544
Participant contributions		0	679,786
Notes receivable from participants		23,328,496	22,162,840
Total receivables		23,328,496	23,499,170
Net assets available for benefits		882,644,422	818,097,254
Collective investment trust funds [Member]
Investments, at fair value
Employee benefit plan, investment, fair value, total	[1]	535,655,589	484,397,617
Mutual funds [Member]
Investments, at fair value
Employee benefit plan, investment, fair value, total		289,902,003	268,942,119
Flowers Foods, Inc. Common Stock Fund [Member]
Investments, at fair value
Employee benefit plan, investment, fair value, total		$ 33,758,334	$ 41,258,348

[1]	In accordance with ASC 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.